BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Balance Sheet (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	R$ 47,313	R$ 59,657
Accounts receivable	105,349	129,904
Other assets and prepaid expenses	72,835	64,966
Other assets	72,835	64,966
Trade accounts payable and other payables	489,339	405,271
Trade accounts payable and other payables	489,339	405,271
Leases, current	346,291	55,920
Leases, non-current	1,124,217	424,461
Other liabilities	33,831	30,114
Other liabilities and leases	1,504,339	510,495
Other liabilities, current	33,244	29,529
Other liabilities, non-current	587	585
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	8	10,879
Other assets and prepaid expenses	33,860
Other assets		47,584
Trade accounts payable and other payables	8,274	2,907
Other liabilities		23,564
Other liabilities and leases	28,272
SP Telecomunicacoes Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	8	6
Other assets and prepaid expenses	9,876
Other assets		4,924
Other liabilities		23,524
Other liabilities and leases	27,599
Telefonica LatinoAmerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets and prepaid expenses	19,188
Other assets		40,105
Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable		10,873
Other assets and prepaid expenses	4,796
Other assets		2,555
Trade accounts payable and other payables	8,274	2,907
Other liabilities		40
Other liabilities and leases	673
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	47,313	59,657
Accounts receivable	105,341	119,025
Other assets and prepaid expenses	38,975
Other assets		17,382
Trade accounts payable and other payables	481,065	402,364
Other liabilities		486,931
Other liabilities and leases	1,476,067
Colombia Telecomunicaciones
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	151	159
Other assets		520
Trade accounts payable and other payables	157	816
Telefonica International Wholesale Services
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	3,113	1,961
Other assets and prepaid expenses	221
Other assets		69
Trade accounts payable and other payables	52,161	44,835
Other liabilities		318
Other liabilities and leases	318
T.O2 Germany GMBH CO. OHG
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	330	1,688
Trade accounts payable and other payables	769	5,000
Telefonica Venezolana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	6,852	6,498
Other assets and prepaid expenses	2,196
Other assets		2,196
Trade accounts payable and other payables	6,038	6,044
Telefonica Digital Espana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	1,151	696
Other assets		300
Trade accounts payable and other payables	115,899	68,015
Telefonica Factoring do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	8,919	2,782
Other assets and prepaid expenses	62
Other assets		45
Other liabilities		4,057
Other liabilities and leases	1,551
Telefonica Global Technology
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables	30,535	28,854
Telefonica Inteligencia e Seguranca Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	54,249	58,490
Trade accounts payable and other payables	80,254	66,976
Telefonica Servicos de Ensino
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	130	153
Other assets and prepaid expenses	24
Other assets		14
Trade accounts payable and other payables	4,480	8,373
Telefonica Moviles Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	5,883	5,145
Trade accounts payable and other payables	757	3,638
Telefonica Moviles Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	1,783	1,536
Trade accounts payable and other payables	1,283	3,488
Telefonica USA
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	4,126	5,319
Trade accounts payable and other payables	12,688	16,015
Other liabilities		267
Other liabilities and leases	269
Telfisa Global BV
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	47,313	59,657
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	4,624	11,382
Other assets and prepaid expenses	223
Other assets		4,895
Trade accounts payable and other payables	18,937	47,168
Other liabilities		1,572
Other liabilities and leases	1,572
Telxius Torres Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	960	5,429
Other assets and prepaid expenses	9,164
Other assets		6,611
Trade accounts payable and other payables	74,655	30,018
Other liabilities		480,589
Other liabilities and leases	1,393,898
Fundacao Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other liabilities		86
Media Networks Latina America SAC
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables	5,660	9,245
Telefonica Compras Electronicas
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables	32,187	28,169
Terra Networks Mexico, Terra Networks Peru e Terra Networks Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	5,617	5,598
Trade accounts payable and other payables	5,231	7,105
Telefnica Cyber Tech Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	439
Other assets and prepaid expenses	23,416
Trade accounts payable and other payables	15,131
Companhia AIX Participaes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables		2,050
Other liabilities and leases	78,236
Outras
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	7,014	12,189
Other assets and prepaid expenses	3,669
Other assets		2,732
Trade accounts payable and other payables	24,243	26,555
Other liabilities		R$ 42
Other liabilities and leases	R$ 223